Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2018
Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Balanced Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Allocation Fund seeks moderate capital appreciation with current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Allocation Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, primarily through investments in the GuideStone Funds Select Funds (“Select Funds”), combines approximately equal percentages of fixed-income securities with equity securities.
  The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds or other investments.

Asset Class(1)	Range
Fixed-Income(2)	35-60%
Equities(3)	40-65%
Real Assets(2)	0-15%
Alternatives(2)	0-15%

(1)	All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives.
(2)	These allocations may include investment grade and non-investment grade fixed-income securities (high yield securities or junk bonds) and may include foreign and domestic investments.
(3)	The Equities asset class may include a fund which may invest a portion of its assets in fixed-income and convertible securities.
  The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The asset classes in which the Fund may invest through the Select Funds or other investments (such as other investment companies, including exchange-traded funds (“ETFs”)) generally are divided into:
  Equity securities (such as common and preferred stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets and employing both growth and value investment styles);
  Fixed-income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade and non-investment grade (high yield or junk) bonds and short-term investments such as money market instruments);
  Real assets (such as inflation-indexed bonds, real estate-related securities, equity securities of real estate investment trusts (“REITs”) and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and
  Alternative investments and investment strategies with lower correlation to equity and fixed-income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies and high-yield and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds or other investments and changes to the allocation targets.
  The Fund may invest up to 10% of its total assets in securities issued by investment companies other than the Select Funds, including ETFs, to gain exposure to the asset classes included in the table above.
  The Fund and the Select Funds may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance. Unless otherwise noted, these risks include those that may directly or indirectly affect the Fund through its investments in the Select Funds or other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds or other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed-income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager’s experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
  Controlling Voting Interest Risk: In accordance with GuideStone Funds’ governing documents, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
  Credit Risk: There is a risk that the issuer of a fixed-income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed-income security may decline if the security’s credit quality, or that of the security’s issuer or provider of credit support, is downgraded or credit quality otherwise falls.
  Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
  Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally-cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
  Duration Risk: Fixed-income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes and may be subject to greater interest rate risk. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
  Emerging Markets Risk: Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability and are more susceptible to loss than investments in developed markets. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, Russia and Asia (excluding Japan).
  Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
  Fixed-Income Securities Risk: The value of fixed-income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed-income securities fall and vice versa. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility. Interest rates across the U.S. economy have recently increased and may continue to increase, thereby heightening the Fund’s exposure to the risks associated with rising interest rates. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
  Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
  Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed-income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed-income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
  Non-Investment Grade Securities Risk: Non-investment grade securities (high yield securities or junk bonds) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
  Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds and other investment companies (including ETFs) in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds or other investment companies directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
  Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Socially Responsible Investing Risk: The Fund and the Select Funds invest in accordance with the socially responsible investment restrictions of GuideStone Financial Resources. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance.
  U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment.
  Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of three broad-based market indexes and a composite index during the same periods. The Bloomberg Barclays US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index are provided to show how the Fund’s performance compares with the returns of indexes of securities that reflect market sectors in which the Fund invests. The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various broad-based market indexes to reflect the market sectors in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to January 12, 2018, the Fund had different asset class allocations. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of three broad-based market indexes and a composite index during the same periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Barclays US Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) ex USA Index are provided to show how the Fund’s performance compares with the returns of indexes of securities that reflect market sectors in which the Fund invests. The Composite Index shows how the Fund’s performance compares with the returns of an index constructed by the Adviser as a composite of various broad-based market indexes to reflect the market sectors in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 13.63% 6/2009	Worst Quarter: (11.14)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/17
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Balanced Allocation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	$ 954
One Year	rr_AverageAnnualReturnYear01	12.57%	[2]
Five Years	rr_AverageAnnualReturnYear05		[2]
Ten Years	rr_AverageAnnualReturnYear10		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[2]
Balanced Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	$ 104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	$ 1,248
2008	rr_AnnualReturn2008	(24.41%)
2009	rr_AnnualReturn2009	25.05%
2010	rr_AnnualReturn2010	11.87%
2011	rr_AnnualReturn2011	1.01%
2012	rr_AnnualReturn2012	11.79%
2013	rr_AnnualReturn2013	10.08%
2014	rr_AnnualReturn2014	3.53%
2015	rr_AnnualReturn2015	(3.43%)
2016	rr_AnnualReturn2016	7.00%
2017	rr_AnnualReturn2017	12.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.14%)
One Year	rr_AverageAnnualReturnYear01	12.30%
Five Years	rr_AverageAnnualReturnYear05	5.75%
Ten Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
Balanced Allocation Fund | after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.56%	[3]
Five Years	rr_AverageAnnualReturnYear05	3.95%	[3]
Ten Years	rr_AverageAnnualReturnYear10	3.12%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[3]
Balanced Allocation Fund | after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.38%	[3],[4]
Five Years	rr_AverageAnnualReturnYear05	4.10%	[3],[4]
Ten Years	rr_AverageAnnualReturnYear10	3.30%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001	[3],[4]
Balanced Allocation Fund | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.54%
Five Years	rr_AverageAnnualReturnYear05	2.10%
Ten Years	rr_AverageAnnualReturnYear10	4.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
Balanced Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.13%
Five Years	rr_AverageAnnualReturnYear05	15.57%
Ten Years	rr_AverageAnnualReturnYear10	8.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
Balanced Allocation Fund | MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	27.19%
Five Years	rr_AverageAnnualReturnYear05	6.80%
Ten Years	rr_AverageAnnualReturnYear10	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001
Balanced Allocation Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.11%
Five Years	rr_AverageAnnualReturnYear05	6.76%
Ten Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2001

[1]	Acquired fund fees and expenses have been restated to reflect estimated expenses for the current fiscal year based on the Fund’s asset class allocations and, therefore, its investments among the Select Funds and other investments.
[2]	The Institutional Class commenced operations on November 23, 2015; therefore, only one year and since inception returns are shown for the Institutional Class.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for the Investor Class. After-tax returns for the Institutional Class will vary.
[4]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.